Liquid Institutional Reserves
     Money Market Fund
     Government Securities Fund
     Treasury Securities Fund


                       ---------------------------------
                                   PROSPECTUS
                               SEPTEMBER 1, 2000
                       ---------------------------------


This prospectus offers two classes of shares for each money market fund. Institutional shares are offered primarily to institutional investors, and Financial Intermediary shares are offered to banks and other financial intermediaries for the benefit of their customers.

              ----------------------------------------------------
              Not FDIC insured. May lose value. No bank guarantee.
              ----------------------------------------------------


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------=============================-------------------------
                          Liquid Institutional Reserves
   Money Market Fund    Government Securities Fund    Treasury Securities Fund

                                    Contents
                                    THE FUNDS
         --------------------------------------------------------------


What every investor               Money Market Fund
should know about            3        Investment Objective, Strategies and Risks
the funds                    4        Performance
                             5        Expenses and Fee Tables

                                  Government Securities Fund
                             6        Investment Objective, Strategies and Risks
                             7        Performance
                             8        Expenses and Fee Tables

                                  Treasury Securities Fund
                             9        Investment Objective, Strategies and Risks
                             10       Performance
                             11       Expenses and Fee Tables

                             12   More About Risks and Investment Strategies


                                 YOUR INVESTMENT
         --------------------------------------------------------------

Information for              13       Managing Your Fund Account
managing your fund                    --Buying Shares
account                               --Selling Shares
                                      --Exchanging Shares
                                      --Additional Information
                                        About Your Account
                                      --Pricing and Valuation

                             ADDITIONAL INFORMATION
         --------------------------------------------------------------

Additional important         16       Management
information about the funds
                             17       Dividends and Taxes

                             18       Financial Highlights

         --------------------------------------------------------------

Where to learn more                   Back Cover
about the funds


                       -----------------------------------
                          The funds are not complete or
                          balanced investment programs.
                       -----------------------------------

-------------------------------=================--------------------------------
                               Prospectus Page 2

--------------------------=============================-------------------------
              Liquid Institutional Reserves    Money Market Fund


                                Money Market Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Mitchell Hutchins considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

o CREDIT RISK - Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o INTEREST RATE RISK - The value of the fund's investments generally will fall when short term interest rates rise and its yield will tend to lag behind prevailing rates.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

-------------------------------=================--------------------------------
                               Prospectus Page 3

--------------------------=============================-------------------------
              Liquid Institutional Reserves    Money Market Fund


                                   PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

[BAR CHART OMITTED]

                 3.54%   2.98%   4.02%   5.76%   5.32%   5.47%   5.43%   5.07%
--------------------------------------------------------------------------------
 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999


Total return January 1 to June 30, 2000-- 2.98%

Best quarter during years shown: 2nd quarter, 1995 -- 1.44%
Worst quarter during years shown: 2nd quarter, 1993 -- 0.72%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                             INSTITUTIONAL SHARES  FINANCIAL INTERMEDIARY SHARES
(INCEPTION DATE)                   (6/3/91)                 (1/14/98)*
--------------                      ------                   --------
One Year ..................          5.07%                     4.81%
Five Years ................          5.41%                      N/A
Life of Class .............          4.75%                     4.99%

----------

* Average annual total returns for Financial Intermediary shares are for the period January 14, 1998 through December 31, 1999. Such shares had previously been outstanding only for short periods of time. For further information see "Financial Highlights."


-------------------------------=================--------------------------------
                               Prospectus Page 4

--------------------------=============================-------------------------
              Liquid Institutional Reserves    Money Market Fund


                             EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price) ............................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering price) .........  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                   FINANCIAL
                                               INSTITUTIONAL     INTERMEDIARY
                                                  SHARES            SHARES
                                              ---------------   ----------------
Management Fees ............................            0.25%              0.25%
Distribution and/or Service (12b-1) Fees ...            0.00%              0.00%
Other Expenses
  Shareholder Servicing Fee ................  0.00%             0.25%
  Miscellaneous Expenses* ..................  0.05%             0.05%
                                              ----              ----
                                                        0.05%              0.30%
                                                      -------            -------
Total Annual Fund Operating Expenses .......            0.30%              0.55%
                                                      =======            =======
Expense Reimbursement* .....................            0.02%              0.02%
                                                      -------            -------
Net Expenses* ..............................            0.28%              0.53%
                                                      =======            =======

----------

* The fund and PaineWebber have entered into a written expense reimbursement agreement. PaineWebber is contractually obligated to reimburse fund expenses through August 31, 2001 to the extent that the fund's expenses otherwise would exceed the "Net Expenses" rates for each class as shown above. The fund has agreed to repay PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those "Net Expenses" rates.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the one year period when the fund's expenses are lower due to its reimbursement agreement with PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR      3 YEARS    5 YEARS    10 YEARS
                                      ------      -------    -------    --------
    Institutional Shares ............   $29        $  94      $167        $379
    Financial Intermediary Shares ...    54          174       305         687


-------------------------------=================--------------------------------
                               Prospectus Page 5

--------------------------=============================-------------------------
         Liquid Institutional Reserves    Government Securities Fund


                           Government Securities Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality, U.S. government money market instruments and in related repurchase agreements.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Many U.S. government money market instruments pay income that is generally exempt from state and local income tax.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

o CREDIT RISK - Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o INTEREST RATE RISK - The value of the fund's investments generally will fall when short-term interest rates rise and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


-------------------------------=================--------------------------------
                               Prospectus Page 6

--------------------------=============================-------------------------
         Liquid Institutional Reserves    Government Securities Fund


                                   PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they were the only class outstanding for all periods shown. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN ON INSTITUTIONAL SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

[BAR CHART OMITTED]

                 3.53%   2.94%   3.93%   5.57%   5.17%   5.30%   5.24%   4.91%
--------------------------------------------------------------------------------
 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999


Total return January 1 to June 30, 2000 -- 2.87%

Best quarter during years shown: 2nd quarter, 1995 -- 1.39%
Worst quarter during years shown: 2nd quarter and 4th quarter, 1993 -- 0.72%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                              INSTITUTIONAL SHARES
(INCEPTION DATE)                                    (6/3/91)
--------------                                       ------
One Year .....................................        4.91%
Five Years ...................................        5.24%
Life of Class ................................        4.57%

----------

* Because no Financial Intermediary shares were outstanding for a full calendar year, average annual total return for Financial Intermediary shares is not included in the table. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.


-------------------------------=================--------------------------------
                               Prospectus Page 7

--------------------------=============================-------------------------
         Liquid Institutional Reserves    Government Securities Fund


                             EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price) ............................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering price) .........  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                      FINANCIAL
                                                INSTITUTIONAL       INTERMEDIARY
                                                   SHARES              SHARES
                                               --------------    ---------------
Management Fees .............................           0.25%              0.25%
Distribution and/or Service (12b-1) Fees ....           0.00%              0.00%
Other Expenses
  Shareholder Servicing Fee .................  0.00%             0.25%
  Miscellaneous Expenses* ...................  0.08%             0.08%
                                               ----              ----
                                                        0.08%              0.33%
                                                       ------             ------
Total Annual Fund Operating Expenses ........           0.33%              0.58%
                                                       ======             ======
Expense Reimbursement* ......................           0.04%              0.04%
                                                       ------             ------
Net Expenses* ...............................           0.29%              0.54%
                                                       ======             ======

----------

* The fund and PaineWebber have entered into a written expense reimbursement agreement. PaineWebber is contractually obligated to reimburse fund expenses through August 31, 2001 to the extent that the fund's expenses otherwise would exceed the "Net Expenses" rates for each class as shown above. The fund has agreed to repay PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those "Net Expenses" rates.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the one year period when the fund's expenses are lower due to its reimbursement agreement with PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR      3 YEARS    5 YEARS    10 YEARS
                                     ------      -------    -------    --------
Institutional Shares ..............    $30        $102       $181        $414
Financial Intermediary Shares .....     55         182        320         722


-------------------------------=================--------------------------------
                               Prospectus Page 8

--------------------------=============================-------------------------
          Liquid Institutional Reserves    Treasury Securities Fund


                            Treasury Securities Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market investments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in U.S. Treasury money market instruments which are supported by the full faith and credit of the United States. These investments pay income that is generally exempt from state and local income tax.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

o CREDIT RISK - Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o INTEREST RATE RISK - The value of the fund's investments generally will fall when short-term interest rates rise and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


-------------------------------=================--------------------------------
                               Prospectus Page 9

--------------------------=============================-------------------------
          Liquid Institutional Reserves    Treasury Securities Fund


                                   PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they were the only class outstanding for all the periods shown. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)


[BAR CHART OMITTED]

                 3.34%   2.72%   3.93%   5.47%   4.97%   5.16%   4.94%   4.47%
--------------------------------------------------------------------------------
 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

Total return January 1 to June 30, 2000 -- 2.63%

Best quarter during years shown: 2nd quarter, 1995 -- 1.38%
Worst quarter during years shown: 1st quarter, 1993 -- 0.65%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                              INSTITUTIONAL SHARES*
(INCEPTION DATE)                                    (12/6/91)
--------------                                       ------
One Year ...................................          4.47%
Five Years .................................          5.00%
Life of Class ..............................          4.37%

----------

* No Financial Intermediary shares were outstanding prior to December 31, 1999. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.


-------------------------------==================-------------------------------
                               Prospectus Page 10

--------------------------=============================-------------------------
          Liquid Institutional Reserves    Treasury Securities Fund


                             EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price) .............................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering price) ..........  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                    FINANCIAL
                                                INSTITUTIONAL     INTERMEDIARY
                                                   SHARES            SHARES
                                               --------------    --------------
Management Fees .............................           0.25%              0.25%
Distribution and/or Service (12b-1) Fees ....           0.00%              0.00%
Other Expenses
  Shareholder Servicing Fee .................  0.00%             0.25%
  Miscellaneous Expenses* ...................  0.10%             0.10%
                                               ----              ----
                                                        0.10%              0.35%
                                                       ------             ------
Total Annual Fund Operating Expenses ........           0.35%              0.60%
                                                       ======             ======
Expense Reimbursement* ......................           0.06%              0.06%
                                                       ------             ------
Net Expenses* ...............................           0.29%              0.54%
                                                       ======             ======

----------

* The fund and PaineWebber have entered into a written expense reimbursement agreement. PaineWebber is contractually obligated to reimburse fund expenses through August 31, 2001 to the extent that the fund's expenses otherwise would exceed the "Net Expenses" rates for each class as shown above. The fund has agreed to repay PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those "Net Expenses" rates.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the one year period when the fund's expenses are lower due to its reimbursement agreement with PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR      3 YEARS    5 YEARS    10 YEARS
                                      ------      -------    -------    --------
Institutional Shares ...............    $30        $106       $190        $437
Financial Intermediary Shares ......     55         186        329         744


-------------------------------==================-------------------------------
                               Prospectus Page 11

--------------------------=============================-------------------------
                          Liquid Institutional Reserves
  Money Market Fund    Government Securities Fund    Treasury Securities Fund


                                MORE ABOUT RISKS
                            AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds' investment strategies are designed to comply with these requirements.

Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying a fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds that, for Government Securities Fund and Treasury Securities Fund, have like tax characteristics.

-------------------------------==================-------------------------------
                               Prospectus Page 12

--------------------------=============================-------------------------
                          Liquid Institutional Reserves
   Money Market Fund    Government Securities Fund    Treasury Securities Fund


                           MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

BUYING SHARES

The funds accept the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to a fund through its custodian.

Each fund offers two separate classes of shares -- Institutional shares and Financial Intermediary shares -- as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

o You may purchase Institutional shares if you are an institutional investor. PaineWebber Incorporated, the distributor of the fund's shares may, in its discretion, make Institutional shares available to individuals or other entities.

o You may purchase Financial Intermediary shares only if you are a bank or other financial intermediary buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees (paid by the fund) at the annual rate of 0.25% of average net assets attributable to Financial Intermediary shares for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.

Unless you specify otherwise, the funds will treat all purchase orders as orders for Institutional shares.

You may buy fund shares by calling the funds' transfer agent, PFPC Inc., at 1-888-LIR-FUND and speaking to a representative. You may also buy fund shares by contacting your Financial Advisor at PaineWebber or its correspondent firms, who are then responsible for sending the order to the transfer agent. The availability of fund shares to customers of PaineWebber's correspondent firms may vary depending on the arrangements between PaineWebber and those firms.

You buy shares at the net asset value next determined after receipt and acceptance of your purchase order by the transfer agent, subject to a fund receiving payment the same day. Your purchase order will be effective only if you wire payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the funds' bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. A business day is any day that the funds' custodian, the funds' transfer agent and PaineWebber are open for business.

Orders to buy shares of Money Market Fund and Government Securities Fund received before noon (Eastern time), will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time), will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) and before 4:30 p.m. (Eastern time), will normally be executed as of 4:30 p.m. (Eastern time).

Orders to buy shares of Treasury Securities Fund received before noon (Eastern time), will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time), will normally be executed as of 2:30 p.m. (Eastern time).

Each fund reserves the right to advance the time by which orders to buy or sell its shares must be received by the transfer agent. A fund may do this when the primary government securities dealers are either closed for business or close early, or trading in money market instruments is limited due to national holidays. For example, a fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ("NYSE") closes early because trading has been halted for the day or The Bond Market Association ("BMA") (formerly known as the Public Securities Association or "PSA") recommends that the securities markets close early. Frequently, markets close early on the afternoon of a business day prior to a national holiday. Of course, if a fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free 1-888-LIR-Fund to inquire whether a fund intends to close early on a given day.

The funds and PaineWebber reserve the right to reject a purchase order or suspend the offering of fund shares. PaineWebber may return without notice money wired to a fund where the investor fails to place a corresponding share purchase order.

-------------------------------==================-------------------------------
                               Prospectus Page 13

--------------------------=============================-------------------------
                          Liquid Institutional Reserves
  Money Market Fund    Government Securities Fund    Treasury Securities Fund


WIRE INSTRUCTIONS

Instruct your bank to transfer federal funds by wire to:

   Mitchell Hutchins Institutional Funds
   c/o The Bank of New York
   CR DDA A/C #8900337516
   FFC PW A/C # ________________________________________________________________
   [INSERT PAINEWEBBER ACCOUNT NAME AND ACCOUNT NUMBER]
   LIR ______________________________________________________ Fund
   [INSERT MONEY  MARKET, GOVERNMENT OR TREASURY]
   ABA #021000018

PaineWebber or your bank may impose a service charge for wire transfers.

MINIMUM INVESTMENTS:

Money Market Fund and Government Securities Fund (or a combination of both):

   To open an account .............................................. $1,000,000
   To add to an account ............................................       None

Treasury Securities Fund:
   To open an account ..............................................   $250,000
   To add to an account ............................................       None

PaineWebber may waive these minimums. A fund may change its minimum investment requirements at any time. Investments must be denominated in U.S. dollars.

Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary.

REMOTE TRADE ENTRY

The funds may offer an electronic trade order entry (RTE) capability to eligible institutional investors who meet certain conditions. For more information on this option, contact your Financial Advisor or the transfer agent at 1-888-LIR-FUND.

SELLING SHARES

You may sell your shares by calling the transfer agent at 1-888-LIR-FUND and speaking with a representative. You also may sell your shares by contacting your Financial Advisor or correspondent firm (if you previously designated them to give instructions to the transfer agent on your behalf); they are then responsible for sending the order to the transfer agent.

Orders to sell shares of Money Market Fund and Government Securities Fund received before noon (Eastern time), will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time), will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) and before 4:30 p.m. (Eastern time), will normally be executed as of 4:30 p.m. (Eastern time).

Orders to sell shares of Treasury Securities Fund received before noon (Eastern time), will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time), will normally be executed as of 2:30 p.m. (Eastern time).

As noted above under "Buying Shares," the funds may advance the time for the transfer agent's receipt of orders to sell shares (E.G., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired at the same time to the bank account(s) that you designate.

Your bank account may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, PaineWebber nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.

The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with a signature guaranteed or other authentication acceptable to the transfer agent. The account application requires you to designate the bank account(s) or PaineWebber account for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-LIR-FUND.

EXCHANGING SHARES

You may exchange shares of a fund for shares of the same class of another fund or Mitchell Hutchins LIR Select Money Fund. Mitchell Hutchins LIR Select Money Fund has a $10,000,000 minimum for initial purchases and a

-------------------------------==================-------------------------------
                               Prospectus Page 14

--------------------------=============================-------------------------
                          Liquid Institutional Reserves
  Money Market Fund    Government Securities Fund    Treasury Securities Fund


$100,000 minimum for subsequent purchases. These minimums apply to initial and subsequent purchases made through an exchange of shares. All exchanges are based on the next determined net asset value per share.

Exchange orders are accepted up until 2:30 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date also will be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order by calling the transfer agent at 1-888-LIR-FUND and speaking with a representative. You also can place an exchange order through a PaineWebber Financial Advisor or correspondent firm (if you previously designated them to give instructions to the transfer agent on your behalf), who is then responsible for sending the order to the transfer agent. You may exchange Financial Intermediary shares only if you are a bank or other financial intermediary exchanging the shares for the benefit of your customers.

Shareholders making their initial purchase of another fund through an exchange should allow more time and must provide the transfer agent with a properly completed account application for the new fund. These exchange orders should be received by the transfer agent at least one half hour before the previously mentioned deadline to allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise the transfer agent may not be able to effect the exchange.

Exchange transactions must meet the minimum initial investment of the new fund. There is no minimum for subsequent exchanges between fund accounts once they have been activated except as noted above.

A fund may modify or terminate the exchange privilege at any time.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

FINANCIAL INTERMEDIARY SHARES. Financial intermediaries purchasing or holding shares for their customer accounts may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares by the amount of the fees paid by the fund for shareholder services. A customer should consider the terms of his account with a financial intermediary before purchasing shares.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

INSTITUTIONAL SHARES. PaineWebber or Mitchell Hutchins (not the fund) may pay shareholder servicing fees to financial institutions that make Institutional shares available to their customers. The amount of these fees will be negotiated between PaineWebber or Mitchell Hutchins and the financial institution.

PRICING AND VALUATION

The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The net asset value per share for both Money Market Fund and Government Securities Fund is normally determined three times each Business Day at

o  noon (Eastern time);

o  2:30 p.m. (Eastern time); and

o  4:30 p.m. (Eastern time).

The net asset value per share for Treasury Securities Fund is normally determined twice each Business Day at

o  noon (Eastern time) and

o  2:30 p.m. (Eastern time).

Your price for buying or selling shares will be the net asset value that is next calculated after a fund accepts your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying Shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even if it normally prices its shares more than once each business day.

-------------------------------==================-------------------------------
                               Prospectus Page 15

--------------------------=============================-------------------------
                          Liquid Institutional Reserves
  Money Market Fund    Government Securities Fund    Treasury Securities Fund


                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND SUB-ADVISER

PaineWebber is the investment adviser and administrator of the funds and distributor of their shares. Mitchell Hutchins Asset Management Inc. is each fund's sub-adviser and sub-administrator. PaineWebber is located at 1285 Avenue of the Americas, New York, New York, 10019-6028, and Mitchell Hutchins is located at 51 West 52nd Street, New York, New York, 10019-6114. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber, which is wholly owned by Paine Webber Group Inc. ("PW Group"), a publicly owned financial services holding company. On July 31, 2000, PaineWebber or Mitchell Hutchins was the adviser or sub-adviser of 31 investment companies with 75 separate portfolios and aggregate assets of approximately $53.3 billion.

On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

ADVISORY FEES

The funds paid advisory and administration fees to PaineWebber for the most recent fiscal year ended April 30, 2000 at the following annual rates based on average net assets:

   Money Market Fund ...................................................  0.25%
   Government Securities Fund ..........................................  0.25%
   Treasury Securities Fund ............................................  0.25%

OTHER INFORMATION. Money Market Fund and Government Securities Fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that either fund will maintain any particular rating or maintain it with a particular rating agency.


-------------------------------==================-------------------------------
                               Prospectus Page 16

--------------------------=============================-------------------------
                          Liquid Institutional Reserves
  Money Market Fund    Government Securities Fund    Treasury Securities Fund


                               DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

Each fund declares dividends daily and pays them monthly. Dividends are paid on the last business day of a month or upon the sale of all the fund shares in a shareholder's account.

Each fund distributes any net short-term capital gain annually and anticipates that any short-term capital gain distribution would be declared during the month of December in a given year. A fund may make more frequent distributions if necessary to maintain its share price at $1.00.

Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares of a fund will be lower than dividends on its Institutional shares because of the higher expenses borne by Financial Intermediary shares.

You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wire to either a designated bank account or PaineWebber account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.

TAXES

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. The funds' dividends will not qualify for the dividends-received deduction for corporations.

Some states and localities do not tax dividends that are attributable to interest on U.S. Treasury securities and certain other government securities under certain circumstances.

The funds expect that their dividends will be taxed as ordinary income. Each fund will tell you annually how you should treat its dividends for tax purposes. You should not recognize any capital gain on the sale of your shares in a fund so long as the fund maintains a share price of $1.00.


-------------------------------==================-------------------------------
                               Prospectus Page 17

--------------------------=============================-------------------------
                          Liquid Institutional Reserves
  Money Market Fund    Government Securities Fund    Treasury Securities Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends). Financial Intermediary shares were not outstanding during the fiscal year ended April 30, 2000 for Government Securities Fund or Treasury Securities Fund and were outstanding for only limited periods of time prior to that fiscal year for Money Market Fund and Government Securities Fund.

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose reports, along with the funds' financial statements, are included in the funds' annual report to shareholders. The annual report may be obtained without charge by calling 1-888-LIR-FUND.


-------------------------------==================-------------------------------
                               Prospectus Page 18

--------------------------=============================-------------------------
              Liquid Institutional Reserves    Money Market Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           MONEY MARKET FUND
                                        -------------------------------------------------------------------------------------------
                                                                                                                 FINANCIAL
                                                             INSTITUTIONAL SHARES                           INTERMEDIARY SHARES**
                                        ------------------------------------------------------------   ----------------------------
                                                                                                                           FOR THE
                                                                                                                           PERIOD
                                                                                                         FOR THE YEARS   JANUARY 14,
                                                                                                             ENDED          1998+
                                                         FOR THE YEARS ENDED APRIL 30,                     APRIL 30,         TO
                                        ------------------------------------------------------------   -----------------  APRIL 30,
                                           2000         1999         1998         1997        1996      2000      1999      1998
                                        ----------   ----------   ----------   ----------   --------   -------   -------   -------
Net asset value, beginning
  of period ..........................  $     1.00   $     1.00   $     1.00   $     1.00   $   1.00   $  1.00   $  1.00   $  1.00
                                        ----------   ----------   ----------   ----------   --------   -------   -------   -------
Net investment income ................       0.053        0.051        0.054        0.052      0.055     0.050     0.048     0.015
                                        ----------   ----------   ----------   ----------   --------   -------   -------   -------
Dividends from net investment income .      (0.053)      (0.051)      (0.054)      (0.052)    (0.055)   (0.050)   (0.048)   (0.015)
                                        ----------   ----------   ----------   ----------   --------   -------   -------   -------
Net asset value, end of period .......  $     1.00   $     1.00   $     1.00   $     1.00   $   1.00   $  1.00   $  1.00   $  1.00
                                        ==========   ==========   ==========   ==========   ========   =======   =======   =======
Total investment return(1) ...........        5.40%        5.22%        5.52%        5.33%      5.61%     5.14%     4.96%     1.51%
                                        ==========   ==========   ==========   ==========   ========   =======   =======   =======

Ratios/Supplemental Data:
Net assets, end of period (000's) ....  $1,836,114   $2,036,379   $1,591,789   $1,246,799   $421,878   $64,634   $12,002   $16,302
Expenses to average net assets
  net of waivers/reimbursements
  from adviser .......................        0.28%        0.26%        0.29%        0.25%      0.31%     0.53%     0.51%     0.54%*
Expenses to average net assets
  before waivers/reimbursements
  from adviser .......................        0.30%        0.31%        0.34%        0.30%      0.37%     0.55%     0.56%     0.59%*
Net investment income to average
  net assets net of waivers/
  reimbursements from adviser ........        5.26%        5.07%        5.38%        5.24%      5.47%     5.05%     4.82%     5.13%*
Net investment income to average
  net assets before waivers/
  reimbursements from adviser ........        5.24%        5.02%        5.33%        5.19%      5.41%     5.03%     4.77%     5.07%*

----------

+   Reissuance of shares.

*   Annualized.

** For the period May 1, 1995 to January 13, 1998 there were no outstanding Financial Intermediary Shares.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.


-------------------------------==================-------------------------------
                               Prospectus Page 19

--------------------------=============================-------------------------
         Liquid Institutional Reserves    Government Securities Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       GOVERNMENT SECURITIES FUND
                                                                      ------------------------------------------------------------
                                                                                           INSTITUTIONAL SHARES
                                                                      ------------------------------------------------------------
                                                                                       FOR THE YEARS ENDED APRIL 30,
                                                                      ------------------------------------------------------------
                                                                        2000         1999         1998         1997         1996
                                                                      --------     --------     --------     --------     --------
Net asset value, beginning of year ................................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                      --------     --------     --------     --------     --------
Net investment income .............................................      0.051        0.049        0.052        0.051        0.053
Net realized gains from investment transactions ...................         --           --           --           --        0.001
                                                                      --------     --------     --------     --------     --------
Net increase from investment operations ...........................      0.051        0.049        0.052        0.051        0.054
                                                                      --------     --------     --------     --------     --------
Dividends from net investment income ..............................     (0.051)      (0.049)      (0.052)      (0.051)      (0.054)
                                                                      --------     --------     --------     --------     --------
Net asset value, end of year ......................................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                      ========     ========     ========     ========     ========
Total investment return(1) ........................................       5.22%        5.04%        5.32%        5.20%        5.50%
                                                                      ========     ========     ========     ========     ========

Ratios/Supplemental Data:
Net assets, end of year (000's) ...................................   $121,897     $138,783     $100,140     $106,843     $ 43,770
Expenses to average net assets net of waivers/reimbursements
  from adviser ....................................................       0.29%        0.28%        0.30%        0.30%        0.32%
Expenses to average net assets before waivers/reimbursements
  from adviser ....................................................       0.33%        0.33%        0.59%        0.53%        0.56%
Net investment income to average net assets net of
  waivers/reimbursements from adviser .............................       5.10%        4.90%        5.21%        5.09%        5.52%
Net investment income to average net assets before
  waivers/reimbursements from adviser .............................       5.06%        4.85%        4.91%        4.86%        5.28%

----------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.


-------------------------------==================-------------------------------
                               Prospectus Page 20

--------------------------=============================-------------------------
          Liquid Institutional Reserves    Treasury Securities Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     TREASURY SECURITIES FUND
                                                                -------------------------------------------------------------------
                                                                                       INSTITUTIONAL SHARES
                                                                -------------------------------------------------------------------
                                                                                   FOR THE YEARS ENDED APRIL 30,
                                                                -------------------------------------------------------------------
                                                                  2000           1999           1998           1997          1996
                                                                --------       --------       --------       -------       -------
Net asset value, beginning of year ........................     $   1.00       $   1.00       $   1.00       $  1.00       $  1.00
                                                                --------       --------       --------       -------       -------
Net investment income .....................................        0.049          0.046          0.051         0.049         0.048
Net realized gains from investment transactions ...........           --             --             --            --         0.003
                                                                --------       --------       --------       -------       -------
Net increase from investment operations ...................        0.049          0.046          0.051         0.049         0.051
                                                                --------       --------       --------       -------       -------
Dividends from net investment income ......................       (0.049)        (0.046)        (0.051)       (0.049)       (0.051)
                                                                --------       --------       --------       -------       -------
Total dividends and distributions to shareholders .........       (0.049)        (0.046)        (0.051)       (0.049)       (0.051)
                                                                --------       --------       --------       -------       -------
Net asset value, end of year ..............................     $   1.00       $   1.00       $   1.00       $  1.00       $  1.00
                                                                ========       ========       ========       =======       =======
Total investment return(1) ................................         4.97%          4.68%          5.23%         5.02%         5.23%
                                                                ========       ========       ========       =======       =======

Ratios/Supplemental Data:
Net assets, end of year (000's) ...........................     $118,525       $179,227       $179,708       $65,893       $19,624
Expenses to average net assets net of
  waivers/reimbursements from adviser .....................         0.29%          0.28%          0.30%         0.30%         0.32%
Expenses to average net assets before
  waivers/reimbursements from adviser .....................         0.35%          0.33%          0.47%         0.72%         0.94%
Net investment income to average net assets net of
  waivers/reimbursements from adviser .....................         4.61%          4.57%          5.09%         4.97%         5.71%
Net investment income to average net assets before
  waivers/reimbursements from adviser .....................         4.55%          4.52%          4.92%         4.56%         5.09%

----------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.


-------------------------------==================-------------------------------
                               Prospectus Page 21

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




                 (This page has been left blank intentionally.)

TICKER SYMBOL:   Institutional Shares--
                    Money Market Fund                LIRXX
                    Government Securities Fund       LIGXX
                    Treasury Securities Fund         LISXX

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about a fund by contacting your Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-888-LIR-FUND.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8900. You can get copies of reports and other information about the fund:

o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o Free, from the edgar Database on the SEC's Internet website at: http://www.sec.gov


Liquid Institutional Reserves
-- Money Market Fund
-- Government Securities Fund
-- Treasury Securities Fund
Investment Company Act File No. 811-06281



(C)2000 PaineWebber Incorporated. All rights reserved.



LIQUID INSTITUTIONAL RESERVES
  Prospectus



---------------------------------------------


MONEY MARKET FUND


GOVERNMENT SECURITIES FUND


TREASURY SECURITIES FUND



September 1, 2000